Property, plant and equipment (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense of right-of-use assets	₨ 879	₨ 858
Interest expense on lease liabilities	₨ 214	₨ 221